Capital Structure - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended	12 Months Ended
	Jun. 15, 2023	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Additional paid in capital						$ 1,514,700	$ 1,514,700
Aggregate liquidation preferences					$ 775,000	775,000	775,000
Preferred stock issuance cost					21,500	21,500	21,500
Authorized share capital					$ 745	$ 745	$ 745
Number of ordinary shares					70,000,000	70,000,000	70,000,000
Ordinary shares, par value					$ 0.01	$ 0.01	$ 0.01
Number of preference shares					30,000,000	30,000,000	30,000,000
Preference shares, par value					$ 0.0015144558	$ 0.0015144558
Ordinary shares, issued					60,395,839	60,395,839	60,395,839
Preference shares liquidation preference, value		$ 250,000
Capital contribution						$ 0	$ 45,000	$ 268,000
5.950% Preference Shares (AHL PRC)
Class of Stock [Line Items]
Preferred stock issuance cost				$ 4,400
Preference shares, par value					$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
Preference shares, issued				11,000,000	11,000,000	11,000,000	11,000,000
Preference shares, rate	5.95%				5.95%	5.95%	5.95%
Redemption price per share				$ 25
Proceeds or share issuance				$ 270,600
Preference shares liquidation preference, value				$ 275,000
5.625% Preference Shares (AHL PRD)
Class of Stock [Line Items]
Preferred stock issuance cost			$ 8,700						$ 8,700
Preference shares, par value					$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
Preference shares, issued			10,000,000		10,000,000	10,000,000	10,000,000
Preference shares, rate	5.625%		5.625%		5.625%	5.625%	5.625%
Redemption price per share			$ 25		$ 25	$ 25	$ 25
Proceeds or share issuance			$ 241,300
Preference shares liquidation preference, value			$ 250,000						$ 250,000
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Class of Stock [Line Items]
Preferred stock issuance cost		$ 8,400
Preference shares, par value					$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
Preference shares, issued		10,000,000			10,000,000	10,000,000	10,000,000
Preference shares, rate	5.625%	5.625%			5.625%	5.625%	5.625%
Redemption price per share		$ 25			$ 25	$ 25	$ 25
Additional paid-in capital | Preference shares
Class of Stock [Line Items]
Proceeds or share issuance		$ 241,600